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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   September 30, 2002
                                                ------------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
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6.
      ---------------------------------------------------------------------------------
7.
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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

September 30, 2002

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

Aber Diamond Corp                   COM         002893-10-5      514,150      18,200         X        1                 18,200
Agnico Eagle Mines, Ltd.            COM         008474-10-8      591,600      23,200         X        1                 23,200
Alcan Inc                           COM         01371610-5     2,060,625      52,500         X        1                 52,500
Alliance Atlantis                   COM         01853E-20-4      240,069      12,900         X        1                 12,900
Ampex Corp.                         COM         032092-10-8       20,505     186,411    X             0     186,411
Angiotech Pharm                     COM         34918-10-2       327,548       5,200
Ballard Power Systems               COM         05858H-10-4      408,735      27,900         X        1                 27,900
Bank of Montreal                    COM         06367-11-0     2,567,544      69,600         X        1                 69,600
BCE Inc.                            COM         05534-B1-0        58,536      10,800         X        1                 10,800
Biomira                             COM         09161R10-6        22,302      17,700         X        1                 17,700
Boardwalk Equities                  COM         09661310-4       161,460      10,800         X        1                 10,800
Brascan Corp                        COM         1054P-60-6     6,342,000     200,000         X        1                200,000
Brookfield PPTYS                    COM         112900-10-5      846,510      27,709         X        1                 27,709
Budget Group, Inc.                  COM         119003-10-1      258,136   1,290,679    X             0   1,290,679
Canadian 88 Energy                  COM         13566G-50-9      111,230      45,400         X        1                 45,400
Canadian Imperial Bank              COM         13606910-1    12,764,238     315,400         X        1                315,400
Canadian Life Financial             COM         135113-10-8    1,731,690      54,200         X        1                 54,200
Canadian National Ry                COM         13637-51-0     3,439,400      58,000         X        1                 58,000
Canadian Pacific Ry                 COM         13645T10-0     2,971,190      79,000         X        1                 79,000
Certicom Corp                       COM         15691510-0       192,360       6,000         X        1                  6,000
CHC Helicopter Corp                 COM         12541C20-3       207,000       6,000         X        1                  6,000
Cognicase Inc                       COM         19242310-0        55,385      20,900         X        1                 20,900
Coinstar Inc.                       COM         19259P-30-0      855,750      35,000    X             0       35000
Corel Corp.                         COM         21868Q-10-9       25,990      26,800         X        1                 26,800
Creo Products                       COM         13566G-50-9      134,064      16,800         X        1                 16,800
Cryptologic Inc                     COM         228906-10-3       72,571       3,100         X        1                  3,100
Crystallex Intl Corp                COM         22942F-10-1       82,215      26,100         X        1                 26,100
Decoma Intl                         COM         13566G-50-9       91,350       7,000         X        1                  7,000
Descartes Systems                   COM         249906-10-8       64,380      17,400         X        1                 17,400
Devon Energy Corp                   COM         25179M103      3,868,675     154,747    X             0     154,747
Dorel Industries                    COM         25822C-20-5      290,000       9,300         X        1                  9,300
Echo Bay Mines                      COM         278751-10-2      171,948      96,600         X        1                 96,600
Exfo-electro optic                  COM         302043-10-4       76,692       7,700         X        1                  7,700
Enbridge Inc.                       COM         29250N10-5     9,684,311     209,300         X        1                209,300
Extendicare Inc.                    COM         30224T-87-1       87,153      20,900         X        1                 20,900
Firstservice Corp                   COM         33761N10-9       135,916       4,400         X        1                  4,400
Four Seasons Hotels                 sub vtg shs 35100E10-4       404,392       7,906         X        1                  7,906
Fording Inc                         COM         34542610-0       397,290      17,000         X        1                 17,000
GSI Lumonics                        COM         34542610-0       107,334      13,400         X        1                 13,400
Glamis Gold, Ltd.                   COM         376775-10-2      545,010      37,000         X        1                 37,000
Goldcorp Inc                        COM         38095640-9     1,073,600      61,000         X        1                 61,000
Golden State Vintners               COM         38121K-20-8    2,305,433     658,695    X             0      658695
Hummingbird Commun                  COM         44544R-10-1      142,600       6,200         X        1                  6,200
Hurricane Hydrocarbon               COM         44779E10-6       300,501      19,300         X        1                 19,300
ID Biomedical                       COM         44936D10-8        56,160      10,400         X        1                 10,400
Intertape Plymr Grp                 COM         460919-10-3      105,688      11,200         X        1                 11,200
Intrawest Corp.                     COM         460915-20-0      303,688      15,400         X        1                 15,400
IPSCO Inc.                          COM         462622-10-1      220,726      15,800    X             0      15,800
Kinross Gold                        COM         49690210-7       419,498     120,200         X        1                120,200
K-Swiss, Inc                        COM         482686-10-2    5,196,000     200,000    X             1                200,000
Leitch                              COM         52543H10-7        62,080       9,700         X        1                  9,700
LodgeNet Entertainment              COM         540211-10-9    2,302,400     160,000    X             0      160000
MDC Corporation                     COM         55267W-30-9      107,750       5,300         X        1                  5,300
Methanex                            COM         59151K-10-8      375,636      27,600         X        1                 27,600
Moore Corp, LTD                     COM         615785-10-2      424,764      38,100         X        1                 38,100
Nabors Industries, Inc.             COM         629568-10-6    3,939,000     337,900    X             0     337,900
Noranda                             COM         65542210-3     1,942,200     130,000         X        1                130,000
Open Text Corp.                     COM         683715-10-6      267,129       6,700         X        1                  6,700
Pan American Silver                 COM         697900-10-8      135,386      13,900         X        1                 13,900
Petro Canada                        COM         71644E10-2     4,423,200      95,000         X        1                 95,000
QLT Phototherapeut                  COM         746927-10-2      272,627      22,700         X        1                 22,700
Quebecor Printing                   COM         748203-10-6    3,572,572      95,600         X        1                 95,600
Research In Motion                  COM         760975-10-2      280,391      19,900         X        1                 19,900
Royal Bank of CDA                   COM         788087-10-2   13,217,160     250,800
Steinway Musical Inst.              COM         858495-10-4   29,960,505   1,505,553    X             0   1,505,553
Tesco Corp.                         COM         88157K-10-1      153,065      11,500         X        1                 11,500
Toronto Dominion                    COM         89116-05-0     7,247,970     261,000         X        1                 22,300
Trans Canada Pplns                  COM         893526-10-3   10,560,200     397,000
Vasogen                             COM         92232F-10-3       46,664      15,200         X        1                 12,600
Verizon Communications              COM         92343V-10-4    2,536,097      84,116    X             0      84,116
Westcast Industries                 COM         92232F-10-3       99,275       1,900         X        1                 12,600
Westaim Corp                        COM         956909-10-5       43,520      25,600         X        1                 22,300

TOTALS                                                       145,080,738   7,882,216                      4,428,901  2,566,415
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